Schedule of Investments (unaudited)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
ABFC Trust, Series 2007-WMC1, Class A2B, (1 mo. LIBOR US + 1.00%), 1.09%, 06/25/37(a)	USD	3,501	$ 3,264,388
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.45%, 05/25/36(a)		4,852	4,788,143
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.27%, 06/15/36(a)(b)		4,642	4,644,917
Adams Mill CLO Ltd., Series 2014-1A, Class D1 , (3 mo. LIBOR US + 3.50%), 3.68%, 07/15/26(a)(b)		450	450,424
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34(a)(b)		4,000	4,000,182
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.48%, 01/15/33(a)(b)		250	250,207
AIMCO CLO
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 1.24%, 04/20/34(a)(b)		2,500	2,499,012
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 1.27%, 01/15/32(a)(b)		1,000	999,413
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)		161	126,281
Series 2018-A, Class B, 0.00%, 04/25/58(b)		32	27,656
Series 2018-B, Class B, 0.00%, 02/26/57(b)		165	74,848
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)		3,007	3,028,891
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)		910	586,891
Series 2018-E, Class A, 4.38%, 06/25/58(a)(b)		3,232	3,255,536
Series 2018-E, Class B, 5.25%, 06/25/58(a)(b)(c)		368	370,587
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)		908	811,468
Series 2018-F, Class C, 0.00%, 11/25/58(b)(c)		91	54,895
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(c)		3,321	3,317,473
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)		560	422,800
Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)		1,430	1,406,156
Series 2019-A, Class A, 3.75%, 08/25/57(a)(b)		2,512	2,547,682
Series 2019-A, Class B, 5.25%, 08/25/57(a)(b)		350	346,710
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		874	724,317
Series 2019-B, Class A, 3.75%, 01/25/59(a)(b)		2,471	2,505,525
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(c)		409	308,795
Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)		1,043	895,199
Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)		5,224	5,227,719
Series 2019-E, Class A, 3.00%, 09/25/59(b)(d)		2,329	2,339,624
Series 2019-E, Class B, 4.88%, 09/25/59(b)(d)		350	344,293
Series 2019-E, Class C, 0.00%, 09/25/59(b)		766	596,840
Series 2019-G, Class A, 3.00%, 09/25/59(b)(d)		2,010	2,022,532
Series 2019-G, Class B, 4.25%, 09/25/59(b)(d)		224	217,738
Series 2019-G, Class C, 0.00%, 09/25/59(b)		571	498,135
Series 2019-H, Class A, 3.00%, 11/25/59(b)(d)		857	861,742
Series 2019-H, Class B, 4.25%, 11/25/59(b)(d)		140	136,086
Series 2019-H, Class C, 0.00%, 11/25/59(b)		344	318,522
Series 2020-A, Class A, 2.38%, 12/25/59(b)(d)		8,980	8,980,893
Series 2020-A, Class B, 3.50%, 12/25/59(b)(d)		999	996,435
Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)		2,405	1,508,089
Series 2020-D, Class A, 2.25%, 06/25/60(b)(d)		3,433	3,454,844
Series 2020-D, Class B, 5.00%, 06/25/60(b)(d)		350	350,507
Series 2020-D, Class C, 0.00%, 06/25/60(b)		899	792,187
Series 2021-D, Class A, 2.00%, 03/25/60(b)(c)(d)		12,254	12,278,508
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)(c)		1,634	1,614,947
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)(c)		2,451	1,899,370
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.27%, 10/21/28(a)(b)		1,964	1,933,451
Security		Par (000)	Value
Asset-Backed Securities (continued)
Allegro CLO II-S Ltd.
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.34%, 10/21/28(a)(b)	USD	300	$ 300,019
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.19%, 10/21/28(a)(b)		750	735,813
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.32%, 01/17/31(a)(b)		1,000	999,693
Allegro CLO XI Ltd., Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 2.04%, 01/19/33(a)(b)		250	250,760
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.83%, 01/15/28(a)(b)		500	500,281
American Express Credit Account Master Trust
Series 2017-2, Class A, (1 mo. LIBOR US + 0.45%), 0.52%, 09/16/24(a)		8,000	8,019,922
Series 2017-5, Class A, (1 mo. LIBOR US + 0.38%), 0.45%, 02/18/25(a)		9,000	9,032,540
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A, 0.60%, 12/18/23		9,265	9,276,173
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 1.23%, 07/24/29(a)(b)		1,000	1,000,107
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(b)		4,000	3,965,610
Series 2021-SFR1, Class F, 3.87%, 06/17/38(a)(b)		2,872	2,888,031
Series 2021-SFR2, Class F1, 3.28%, 08/17/26(b)		3,756	3,756,039
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 01/28/31(a)(b)		1,250	1,248,633
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.68%, 01/28/31(a)(b)		1,000	999,068
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.03%, 01/28/31(a)(b)		500	497,507
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 01/28/31(a)(b)		2,550	2,551,392
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.03%, 01/28/31(a)(b)		1,500	1,488,842
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.78%, 01/28/31(a)(b)		750	730,936
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.63%, 01/15/30(a)(b)		1,700	1,689,783
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.03%, 01/15/30(a)(b)		3,000	2,982,018
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.58%, 01/15/30(a)(b)		1,000	978,257
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.27%, 01/28/31(a)(b)		750	748,812
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.93%, 01/28/31(a)(b)		1,500	1,499,992
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.38%, 01/28/31(a)(b)		625	623,401
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.68%, 01/28/31(a)(b)		1,000	1,000,901

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.18%, 07/28/28(a)(b)	USD	4,047	$ 4,042,908
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.78%, 07/28/28(a)(b)		1,000	999,198
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.10%), 2.28%, 07/28/28(a)(b)		1,000	996,840
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.18%, 07/28/28(a)(b)		750	750,892
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 5.93%, 07/28/28(a)(b)		2,060	2,013,454
Anchorage Capital CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.34%, 10/13/30(a)(b)		500	498,742
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 6.99%, 10/13/30(a)(b)		1,000	979,173
Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 1.68%, 10/15/31(a)(b)		450	450,041
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 04/15/31(a)(b)		1,387	1,387,070
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.20%, 04/20/31(a)(b)		1,000	1,000,073
Apidos CLO XXI
Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.12%, 07/18/27(a)(b)		2,004	2,003,689
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 5.39%, 07/18/27(a)(b)		500	492,602
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.43%, 07/25/30(a)(b)		500	472,769
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 1.33%, 10/18/31(a)(b)		400	400,076
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 1.22%, 04/25/34(a)(b)		250	249,698
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3 mo. LIBOR US + 1.45%), 1.55%, 04/15/34(a)(b)		2,500	2,489,836
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.35%, 10/15/30(a)(b)		600	600,056
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.24%), 0.33%, 05/25/35(a)		54	49,840
Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1 mo. LIBOR US + 1.11%), 1.20%, 07/25/35(a)		914	888,435
ASSURANT CLO Ltd.
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/31(a)(b)		500	499,753
Series 2018-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.15%, 10/20/31(a)(b)		500	500,000
Series 2019-5A, Class A2, (3 mo. LIBOR US + 1.75%), 1.93%, 01/15/33(a)(b)		250	251,402
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.13%, 05/28/30(a)(b)(c)		1,825	1,827,248
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.01%, 04/22/27(a)(b)		906	904,744
Atrium XIII, Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 1.35%, 11/21/30(a)(b)		500	500,050
Security		Par (000)	Value
Asset-Backed Securities (continued)
Avery Point VI CLO Ltd., Series 2015-6A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.08%, 08/05/27(a)(b)	USD	1,472	$ 1,472,202
Avery Point VII CLO Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 0.96%), 1.14%, 01/15/28(a)(b)		432	431,308
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/30(a)(b)		1,000	1,000,236
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.15%, 01/15/29(a)(b)		3,347	3,345,931
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.13%, 07/20/30(a)(b)(c)		1,250	1,248,378
Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 1.13%, 04/23/31(a)(b)		250	249,291
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.27%, 07/19/31(a)(b)		1,000	1,000,958
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		5,740	2,781,652
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		1,940	2,051,982
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.14%, 07/20/29(a)(b)		1,000	999,661
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.23%, 07/17/28(a)(b)		948	948,013
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.50%), 2.69%, 07/17/28(a)(b)		750	750,719
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.26%, 07/18/30(a)(b)		1,250	1,250,001
Battalion CLO X Ltd., Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.35%, 01/25/35(a)(b)		3,230	3,228,104
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3 mo. LIBOR US + 2.08%), 2.24%, 05/17/31(a)(b)		250	250,026
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.32%, 07/15/34(a)(b)		3,000	3,000,000
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 02/28/40(a)(b)		4,889	4,666,576
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 12/28/40(a)(b)		2,516	2,313,325
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 1.03%, 12/28/40(a)(b)		2,202	2,158,508
BDS Ltd.
Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.48%, 12/15/35(a)(b)		3,830	3,831,165
Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.07%), 1.15%, 06/16/36(a)(b)		3,030	3,040,626
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1 mo. LIBOR US + 1.95%), 2.04%, 08/25/35(a)		4,571	4,536,425
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.17%), 0.26%, 09/25/36(a)		206	202,209
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.41%, 03/25/37(a)		918	843,417

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.23%, 03/25/37(a)	USD	84	$ 79,290
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.44%, 04/25/37(a)		309	299,748
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.63%, 07/15/29(a)(b)		1,340	1,338,578
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.28%, 04/20/31(a)(b)		1,000	999,052
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 1.43%, 10/18/29(a)(b)		250	250,046
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.29%, 01/20/31(a)(b)		1,900	1,899,961
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 2.18%, 01/15/33(a)(b)		250	250,473
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.08%), 1.27%, 04/30/31(a)(b)		250	249,807
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(b)		322	322,236
Series 2021-A, Class B, 2.79%, 11/17/33(b)		3,300	3,319,384
Birch Grove CLO Ltd., Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 1.90%, 06/15/31(a)(b)		1,000	1,000,000
BlueMountain CLO Ltd.
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.42%, 01/20/29(a)(b)		269	268,817
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.36%, 10/22/30(a)(b)		2,501	2,501,714
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.78%, 10/22/30(a)(b)		1,000	1,000,461
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 1.34%, 10/20/31(a)(b)		250	249,999
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 1.42%, 04/15/34(a)(b)		250	250,509
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(b)		1,070	1,076,821
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.05%), 1.12%, 03/15/28(a)(b)		227	227,076
Burnham Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.34%, 10/20/29(a)(b)		4,000	4,000,348
Carbone CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.14%), 1.33%, 01/20/31(a)(b)		250	250,117
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.24%, 04/30/31(a)(b)		2,350	2,347,060
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.16%, 04/17/31(a)(b)		3,754	3,743,849
Series 2014-3RA, Class A1A, (3 mo. LIBOR US + 1.05%), 1.23%, 07/27/31(a)(b)		248	247,787
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 1.48%, 07/27/31(a)(b)	USD	1,000	$ 997,498
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.78%, 07/28/28(a)(b)		1,000	999,996
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.50%), 8.69%, 07/20/32(a)(b)		48	45,926
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 0.34%, 10/25/36(a)		1,841	1,663,010
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(a)		53	51,120
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 0.35%, 02/25/37(a)		6,412	6,178,489
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		7,015	7,338,212
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.44%, 07/20/30(a)(b)		1,500	1,500,089
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.42%, 10/17/29(a)(b)		2,500	2,500,099
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.89%, 10/17/29(a)(b)		500	498,843
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.28%, 01/15/31(a)(b)		1,000	1,000,221
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 1.79%, 07/20/31(a)(b)		500	495,690
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.26%, 04/20/34(a)(b)		750	746,391
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 1.53%, 04/20/34(a)(b)		500	494,221
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.17%, 04/20/31(a)(b)		1,400	1,397,843
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.29%, 07/17/31(a)(b)		2,000	2,001,951
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.24%, 04/20/34(a)(b)		500	499,094
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 1.19%, 01/20/31(a)(b)		350	349,999
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.32%, 01/20/31(a)(b)		250	248,421
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.44%, 10/17/30(a)(b)		2,750	2,751,358
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3 mo. LIBOR US + 1.05%), 1.19%, 05/29/32(a)(b)		1,000	997,553
Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.49%, 05/29/32(a)(b)		250	249,942
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3 mo. LIBOR US + 1.00%), 1.19%, 10/18/30(a)(b)		1,580	1,580,020
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 1.23%, 04/24/30(a)(b)		250	250,382
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.38%, 10/22/31(a)(b)		3,500	3,500,172

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.39%, 10/17/31(a)(b)	USD	2,250	$ 2,250,100
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 1.37%, 11/16/30(a)(b)		250	250,007
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.19%, 04/18/31(a)(b)		3,455	3,456,776
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/31(a)(b)		250	249,962
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.14%, 07/15/33(a)(b)		3,000	3,000,000
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.67%, 07/15/33(a)(b)		500	500,000
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, (1 mo. LIBOR US + 0.33%), 0.42%, 01/20/25(a)		8,000	8,036,310
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.36%, 05/25/37(a)		14	11,032
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.47%), 0.56%, 03/25/37(a)		5,000	4,776,625
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 2.59%, 07/25/37(a)		1,000	1,039,245
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.39%, 10/20/30(a)(b)		250	250,275
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.14%, 10/20/30(a)(b)		330	327,273
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 6.49%, 10/20/30(a)(b)		1,000	974,775
College Avenue Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(b)		660	659,629
Series 2021-B, Class C, 2.72%, 06/25/52(b)		2,670	2,669,606
Series 2021-B, Class D, 3.78%, 06/25/52(b)		500	499,771
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(a)		60	60,134
Series 1998-4, Class M1, 6.83%, 04/01/30(a)		1,182	1,156,598
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		1,027	973,609
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		2,398	745,903
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		2,419	730,264
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.59%, 04/25/36(a)		1,433	1,409,692
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.25%, 09/25/46(a)		6	6,361
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.34%, 03/15/34(a)		27	26,124
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(b)		1,966	1,980,810
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.11%, 12/25/36(d)		19	18,678
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(d)		2,900	2,980,605
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 0.53%, 09/25/36(a)(b)		5,872	409,313
Crown Point CLO 8 Ltd., Series 2019-8A, Class E, (3 mo. LIBOR US + 7.10%), 7.29%, 10/20/32(a)(b)		448	442,949
Security		Par (000)	Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.37%, 12/15/33(a)(b)	USD	24	$ 21,580
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.26%, 05/15/35(a)(b)		6	5,640
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.25%, 05/15/36(a)		1,607	1,565,747
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.37%, 10/20/30(a)(b)		1,000	1,001,070
Dorchester Park CLO DAC
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.64%, 04/20/28(a)(b)		1,500	1,485,605
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.75%), 1.94%, 04/20/28(a)(b)		500	497,625
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.28%, 01/15/31(a)(b)		1,250	1,249,998
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/34(a)(b)		1,620	1,614,380
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3 mo. LIBOR US + 0.95%), 1.14%, 07/18/30(a)(b)		1,000	998,681
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.30%, 01/15/31(a)(b)		2,000	2,000,030
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 1.69%, 07/17/31(a)(b)		250	249,346
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3 mo. LIBOR US + 1.05%), 1.23%, 07/15/31(a)(b)		250	249,743
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 1.79%, 07/18/30(a)(b)		500	498,693
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 05/20/34(a)(b)		2,000	2,000,147
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 1.13%, 05/20/34(a)(b)		250	250,075
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.08%, 10/15/27(a)(b)		184	183,580
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.36%, 08/15/30(a)(b)		1,247	1,247,206
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.63%, 10/15/30(a)(b)		250	250,191
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(b)		1,512	1,568,633
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(b)		389	389,528
Series 2021-A, Class B, 3.50%, 11/25/50(b)		1,200	1,216,477
Elevation CLO Ltd., Series 2017-7A, Class A, (3 mo. LIBOR US + 1.22%), 1.40%, 07/15/30(a)(b)		500	500,024

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.34%, 04/20/34(a)(b)	USD	2,250	$ 2,249,997
Elmwood CLO III Ltd., Series 2019-3A, Class A1, (3 mo. LIBOR US + 1.37%), 1.55%, 10/15/32(a)(b)		250	250,237
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.42%, 04/15/33(a)(b)(c)		500	502,400
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.80%, 11/25/35(a)		3,000	2,947,925
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.34%), 1.52%, 07/15/30(a)(b)		250	249,891
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.23%, 12/25/36(a)		551	318,178
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.24%, 12/25/36(a)		2,290	2,147,712
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 08/17/28(b)		4,464	4,463,963
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.14%, 04/17/31(a)(b)		1,250	1,243,669
Flatiron CLO 19 Ltd., Series 2019-1A, Class A, (3 mo. LIBOR US + 1.32%), 1.48%, 11/16/32(a)(b)		500	500,495
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.37%, 02/25/37(a)		2,183	1,789,686
FS RIALTO, Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 1.30%, 04/16/28(a)(b)		3,820	3,822,925
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3 mo. LIBOR US + 0.95%), 1.13%, 07/24/30(a)(b)		500	499,734
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.32%, 04/16/34(a)(b)(c)		1,000	1,004,241
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.84%, 11/15/26(a)(b)		2,150	2,150,837
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 1.18%, 05/16/31(a)(b)		2,000	2,000,238
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.59%, 12/25/35(a)		6	5,713
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 1.37%, 10/15/30(a)(b)		250	250,031
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 0.41%, 11/25/36(a)		57	102,466
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 1.22%, 04/20/34(a)(b)		250	250,123
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3 mo. LIBOR US + 1.30%), 1.49%, 04/20/30(a)(b)		850	848,794
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.29%, 10/29/29(a)(b)		500	499,999
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.84%, 10/29/29(a)(b)	USD	750	$ 729,352
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.26%, 01/18/31(a)(b)		500	500,077
Gracie Point International Funding, Series 2021-1A, Class A, (1 mo. LIBOR US + 0.75%), 0.86%, 11/01/23(a)(b)(c)		4,650	4,650,000
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. LIBOR US + 1.29%), 1.47%, 04/15/33(a)(b)		500	500,912
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.79%, 12/25/35(a)		283	124,458
Series 2006-4, Class 1A1, 2.97%, 03/25/36(a)		920	735,092
Series 2007-2, Class AF3, 5.92%, 03/25/37(a)		26	7,086
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.29%, 01/25/47(a)		12	8,010
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.25%), 2.34%, 02/25/47(a)		3,566	3,764,124
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.25%), 2.34%, 02/25/47(a)		3,000	3,037,714
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 1.31%, 07/15/34(a)(b)		9,250	9,216,680
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 1.96%, 07/15/34(a)(b)		1,000	995,549
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 1.90%, 07/15/34(a)(b)		650	650,000
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.70%), 1.88%, 10/22/25(a)(b)		1,302	1,302,842
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 07/25/27(a)(b)		49	49,212
Highbridge Loan Management Ltd.
Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.34%, 07/18/31(a)(b)		1,120	1,085,840
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 1.37%, 07/18/29(a)(b)		350	350,012
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.12%, 07/25/34(a)		23	22,971
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 1.27%, 04/20/34(a)(b)(c)		7,260	7,260,000
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.18%, 02/05/31(a)(b)		745	745,304
ICG U.S. CLO Ltd.
Series 2014-3A, Class A1RR, (3 mo. LIBOR US + 1.03%), 1.21%, 04/25/31(a)(b)		249	249,063
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.33%, 10/19/28(a)(b)		1,095	1,095,040
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.34%, 04/20/32(a)(b)		250	251,205
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.52%, 04/15/33(a)(b)		1,750	1,751,843

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 0.89%, 07/25/36(a)	USD	3,498	$ 3,461,760
Kayne CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.39%, 04/17/33(a)(b)		250	250,990
Kayne CLO 8 Ltd., Series 2020-8A, Class A1, (3 mo. LIBOR US + 1.70%), 1.88%, 07/15/31(a)(b)		250	250,556
Kayne CLO II Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 10/15/31(a)(b)(c)		1,250	1,251,250
Kayne CLO III Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.66%, 04/15/32(a)(b)(c)		325	325,033
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 1.96%, 04/15/32(a)(b)(c)		250	250,025
Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 2.86%, 04/15/32(a)(b)(c)		250	250,025
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3 mo. LIBOR US + 1.25%), 1.43%, 07/28/42(a)		3,190	2,980,175
KKR CLO 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 1.26%, 04/15/34(a)(b)		500	497,690
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 6.19%, 10/20/31(a)(b)		500	486,652
KVK CLO Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.93%), 1.09%, 05/20/29(a)(b)		297	297,123
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.26%, 01/20/31(a)(b)		2,000	1,999,997
LCM XVIII LP, Series 18A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.21%, 04/20/31(a)(b)		250	250,125
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.07%, 04/20/28(a)(b)		318	318,211
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,252	2,257,745
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		563	84,386
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		600	594,869
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		741	669,445
Lending Funding Trust, Series 2020-2A, Class A, 2.32%, 04/21/31(b)		4,680	4,803,245
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 04/20/27(b)		3,000	3,032,154
Series 2019-2A, Class A, 2.78%, 04/20/28(b)		3,720	3,821,527
Series 2021-1A, Class A, 1.90%, 11/20/31(b)		4,100	4,136,758
Series 2021-1A, Class B, 2.47%, 11/20/31(b)		5,000	5,049,509
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.20%, 05/15/28(a)(b)		827	827,726
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		1,198	1,244,549
Series 2021-1GS, Class A, 2.29%, 01/20/48(b)		3,513	3,563,461
Series 2021-2GS, Class A, 2.22%, 03/20/48(b)		4,469	4,504,751
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34(a)(b)		4,000	4,000,400
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.36%), 0.45%, 03/25/46(a)		845	743,351
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.39%, 06/25/36(a)		3,561	2,219,775
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.16%), 0.25%, 08/25/36(a)	USD	4,515	$ 2,853,977
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 08/25/36(a)		6,508	3,484,186
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.33%, 08/25/36(a)		1,502	815,755
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(a)		2,215	951,725
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.60%), 0.69%, 01/25/36(a)		4,155	3,789,532
Madison Park Funding X Ltd.
Series 2012-10A, Class AR3, (3 mo. LIBOR US + 1.01%), 1.20%, 01/20/29(a)(b)		2,736	2,734,108
Series 2012-10A, Class CR3, (3 mo. LIBOR US + 2.10%), 2.29%, 01/20/29(a)(b)		1,000	1,000,740
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.59%, 01/20/29(a)(b)		500	499,524
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.07%, 07/23/29(a)(b)		2,155	2,152,328
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.14%, 04/19/30(a)(b)		940	939,708
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.69%, 04/19/30(a)(b)		350	347,556
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.10%, 01/22/28(a)(b)		328	328,143
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.38%, 10/21/30(a)(b)		1,750	1,750,350
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 1.09%, 07/27/31(a)(b)(c)		1,000	1,000,000
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.38%, 07/29/30(a)(b)		2,500	2,500,927
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.13%, 04/15/29(a)(b)		1,000	969,314
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 5.13%, 04/15/29(a)		250	242,328
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 1.25%, 07/17/34(a)(b)(c)		1,250	1,250,000
Mariner CLO LLC, Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.16%, 07/23/29(a)(b)		250	250,215
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(b)		5,000	5,125,690
Series 2021-AA, Class A, 1.86%, 03/20/36(b)		700	703,230
Series 2021-AA, Class B, 2.33%, 03/20/36(b)		1,620	1,640,135
Series 2021-AA, Class C, 2.96%, 03/20/36(b)		2,850	2,886,777
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1 mo. LIBOR US + 1.86%), 1.95%, 06/25/35(a)		1,119	1,124,344
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.61%, 06/25/36(a)(b)		328	305,009
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.30%), 0.39%, 04/25/36(a)		3,766	1,366,079

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.37%, 05/25/37(a)	USD	83	$ 74,381
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.35%, 06/25/46(a)(b)		23	22,142
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 03/20/26(b)		4,130	4,142,472
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(d)		1,114	973,809
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.33%, 05/25/37(a)		2,092	1,632,001
Series 2007-H1, Class 1A2, (1 mo. LIBOR US + 1.75%), 1.84%, 10/25/37(a)		2,981	2,846,427
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.35%, 08/25/37(a)		1,722	1,421,495
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.16%, 04/21/31(a)(b)		1,230	1,227,653
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(b)		1,585	1,721,578
Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		2,666	2,825,261
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 0.31%, 11/25/36(a)		6,055	3,811,512
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		1,610	1,750,498
Series 2019-1A, Class A, 4.37%, 12/21/43(b)		2,569	2,820,041
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		367	385,305
Series 2020-2A, Class B, 2.21%, 08/20/46(b)		2,267	2,260,131
Series 2021-1A, Class B, 2.05%, 12/20/46(b)		611	610,656
Series 2021-2A, Class B, 2.09%, 04/22/47(b)		5,000	4,963,357
MP CLO VIII Ltd., Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.30%, 04/28/34(a)(b)(c)		800	800,000
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.79%, 10/20/30(a)(b)		250	249,575
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(b)		1,880	1,934,611
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(b)		1,606	1,690,062
Series 2019-D, Class A2A, 3.01%, 12/15/59(b)		4,574	4,764,060
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 1.67%, 11/15/68(a)(b)		4,100	4,226,679
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 0.09%, 04/15/60(a)(b)		2,410	2,383,452
Series 2021-DA, Class B, 2.61%, 04/15/60(b)(c)		1,110	1,110,000
Series 2021-DA, Class C, 3.48%, 04/15/60(b)(c)		5,000	5,000,000
Series 2021-DA, Class D, 4.00%, 04/15/60(b)(c)		5,000	4,860,155
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(b)(c)		2,370	2,463,819
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 0.90%, 04/20/62(a)(b)		2,840	2,844,481
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 1.13%, 04/20/62(a)(b)		2,680	2,685,969
Series 2021-A, Class APT2, 1.36%, 04/20/62(b)		3,770	3,769,384
Series 2021-A, Class B2, 2.85%, 04/20/62(b)		1,640	1,672,353
Series 2021-A, Class C, 3.75%, 04/20/62(b)		950	957,392
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-A, Class D, 4.93%, 04/20/62(b)	USD	1,690	$ 1,702,113
Series 2021-BA, Class B, 2.68%, 04/20/62(b)		8,450	8,445,247
Series 2021-BA, Class C, 3.57%, 04/20/62(b)		2,370	2,369,145
Series 2021-BA, Class D, 4.75%, 04/20/62(b)		8,380	8,377,503
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 1.21%, 01/28/30(a)(b)		500	499,559
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 1.29%, 07/15/34(a)(b)		525	525,317
Series 2015-20A, Class DRR, (3 mo. LIBOR US + 2.95%), 3.08%, 07/15/34(a)(b)		1,000	999,998
Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 6.63%, 07/15/34(a)(b)		750	749,992
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.84%, 10/17/30(a)(b)		250	250,007
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.36%, 10/18/30(a)(b)		1,050	1,050,027
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A2, (3 mo. LIBOR US + 1.40%), 1.59%, 10/19/31(a)(b)		250	249,702
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.24%, 07/16/35(a)(b)		3,000	3,000,000
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.49%, 10/25/36(a)(b)		345	391,506
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1 mo. LIBOR US + 0.24%), 0.33%, 11/25/36(a)		4,427	1,931,950
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(a)		33	21,894
Series 2002-A, Class M1, 7.76%, 03/15/32(a)		2,134	2,126,780
Series 2002-C, Class M1, 6.89%, 11/15/32(a)		2,484	2,492,629
OCP CLO Ltd.
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.31%, 10/18/28(a)(b)		2,357	2,356,975
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.19%, 10/18/28(a)(b)		1,000	999,989
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.44%, 07/15/30(a)(b)		1,250	1,250,172
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 1.25%, 07/20/32(a)(b)(c)		1,100	1,098,790
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.14%, 04/16/31(a)(b)		3,000	2,986,725
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A2S, (3 mo. LIBOR US + 1.70%), 1.89%, 04/21/31(a)(b)		500	500,069
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.36%, 01/24/33(a)(b)		250	250,059
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.20%), 6.39%, 03/17/30(a)(b)		540	539,480
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.38%, 01/20/31(a)(b)		1,100	1,100,040

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.15%, 04/15/31(a)(b)	USD	250	$ 249,938
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.76%, 07/25/30(a)(b)		650	647,654
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.15%), 1.29%, 07/20/34(a)(b)		1,250	1,250,252
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.54%, 07/19/30(a)(b)		350	350,054
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.18%, 01/25/31(a)(b)		1,000	999,730
Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 1.28%, 01/25/31(a)(b)		500	499,553
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.34%, 04/21/34(a)(b)		1,500	1,500,263
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.64%, 04/18/33(a)(b)		300	300,448
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3 mo. LIBOR US + 1.25%), 1.44%, 10/19/32(a)(b)		250	250,089
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.34%, 01/21/30(a)(b)		1,000	1,003,897
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.19%, 05/23/31(a)(b)		770	768,023
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 02/14/31(b)		2,000	2,007,096
Series 2019-2A, Class A, 3.14%, 10/14/36(b)		4,770	5,126,601
Series 2021-1A, Class B, 1.95%, 06/16/36(b)		4,700	4,709,074
Series 2021-1A, Class C, 2.22%, 06/16/36(b)		4,680	4,688,952
Series 2021-1A, Class D, 2.47%, 06/16/36(b)		5,000	5,033,923
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 05/08/31(b)		1,970	1,974,917
Series 2021-B, Class B, 1.96%, 05/08/31(b)		5,000	5,015,611
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(d)		3,939	3,952,324
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		3,262	3,279,005
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.27%, 10/15/37(a)(b)(c)		2,437	2,405,777
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.43%, 10/22/30(a)(b)		834	833,993
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.88%, 10/22/30(a)(b)		500	499,999
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.39%, 10/17/29(a)(b)		500	500,075
OZLM XIV Ltd.
Series 2015-14A, Class A1AR, (3 mo. LIBOR US + 1.16%), 1.34%, 01/15/29(a)(b)		1,005	1,005,137
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.88%, 01/15/29(a)(b)		4,000	4,000,715
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XIV Ltd.
Series 2015-14A, Class ASNR, 1.38%, 07/15/34(a)(b)	USD	1,500	$ 1,500,000
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.28%, 01/15/29(a)(b)		1,500	1,500,080
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.18%, 01/15/29(a)(b)		1,000	993,365
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 5.99%, 04/20/31(a)(b)		1,000	983,764
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)(c)		3,630	3,684,450
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.32%, 01/17/31(a)(b)		1,000	999,704
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 2.84%, 01/17/31(a)(b)		400	397,932
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.25%, 05/21/34(a)(b)		660	659,934
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 1.82%, 05/21/34(a)(b)(c)		1,000	1,000,000
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.94%, 07/20/30(a)(b)		750	747,468
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 5.94%, 07/20/30(a)(b)		500	499,158
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.22%, 04/18/31(a)(b)		500	500,063
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.78%, 07/16/31(a)(b)		500	500,568
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.90%), 1.06%, 11/15/26(a)(b)		78	77,564
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.06%, 11/15/26(a)(b)		1,000	1,000,191
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.59%, 01/20/27(a)(b)		250	249,997
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.51%, 02/20/28(a)(b)		400	399,316
Series 2020-2A, Class D, (3 mo. LIBOR US + 5.50%), 5.69%, 04/20/28(a)(b)		250	249,088
Series 2020-3A, Class D, (3 mo. LIBOR US + 4.23%), 4.42%, 07/20/28(a)(b)		250	250,845
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 1.25%, 07/20/29(a)(b)		250	250,000
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.04%, 07/20/27(a)(b)		260	259,878
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.94%, 07/20/27(a)(b)		1,000	990,360
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.35%, 08/23/31(a)(b)		350	350,100
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.00%, 08/23/31(a)(b)		1,500	1,456,601
Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 6.96%, 02/14/34(a)(b)		900	877,162
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.36%, 07/24/31(a)(b)		764	764,402
Pikes Peak Clo 2, Series 2018-2A, Class A, (3 mo. LIBOR US + 1.29%), 1.48%, 01/18/32(a)(b)		250	250,113

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.54%), 0.63%, 05/25/36(a)	USD	6,483	$ 6,215,836
Progress Residential Trust
Series 2018-SFR3, Class E, 4.87%, 10/17/35(b)		5,000	5,058,171
Series 2018-SFR3, Class F, 5.37%, 10/17/35(b)		2,250	2,275,711
Series 2019-SFR3, Class E, 3.37%, 09/17/36(b)		3,000	3,070,938
Series 2019-SFR3, Class F, 3.87%, 09/17/36(b)		1,000	1,021,812
Series 2019-SFR4, Class E, 3.44%, 10/17/36(b)		3,000	3,058,292
Series 2019-SFR4, Class F, 3.68%, 10/17/36(b)		2,500	2,556,081
Series 2021-SFR5, Class F, 3.16%, 07/17/38(b)		1,808	1,794,290
Series 2021-SFR6, Class F, 3.42%, 07/17/38(b)		3,577	3,576,872
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.20%, 02/20/30(a)(b)		1,135	1,135,766
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 1.30%, 04/20/34(a)(b)(c)		3,000	3,000,000
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.73%, 06/20/34(a)(b)(c)		250	250,000
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/28(b)		3,960	4,011,217
Series 2020-1, Class A, 2.34%, 10/15/30(b)		720	733,260
Series 2020-1, Class B, 3.23%, 10/15/30(b)		320	327,099
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(d)		1,802	1,935,505
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		4,050	4,093,247
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 1.25%, 01/18/34(a)(b)		1,100	1,098,130
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 1.28%, 04/20/34(a)(b)		1,500	1,500,749
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.68%, 10/15/29(a)(b)		1,250	1,243,359
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.08%, 10/15/29(a)(b)		1,000	996,316
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.03%, 10/15/29(a)(b)		1,000	997,115
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.43%, 10/15/29(a)(b)		1,000	993,517
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/30(a)(b)		2,144	2,144,429
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.94%, 10/20/30(a)(b)		2,250	2,183,452
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/31(a)(b)		750	750,344
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.00%), 6.19%, 10/20/31(a)(b)		1,000	972,310
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.25%, 07/20/34(a)(b)(c)		3,500	3,500,000
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 1.35%, 07/25/31(a)(b)		250	250,000
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.22%, 04/20/31(a)(b)		1,237	1,236,789
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.27%, 01/15/30(a)(b)		3,950	3,946,481
Security		Par (000)	Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A, 0.62%, 05/15/23	USD	1,062	$ 1,061,866
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		2,112	2,253,862
Shackleton CLO Ltd.
Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.30%, 07/15/30(a)(b)		995	993,031
Series 2016-9A, Class AR, (3 mo. LIBOR US + 1.13%), 1.32%, 10/20/28(a)(b)		260	260,043
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 1.35%, 04/17/34(a)(b)		5,000	4,988,110
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3 mo. LIBOR US + 0.98%), 1.17%, 04/20/29(a)(b)		1,925	1,926,913
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.29%, 04/25/31(a)(b)		300	300,000
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.46%, 04/20/33(a)(b)		500	500,749
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.43%, 07/20/30(a)(b)		1,500	1,500,669
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 0.43%, 12/15/38(a)		1,907	1,866,588
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.45%, 06/15/39(a)		1,369	1,332,622
Series 2005-B, Class B, (3 mo. LIBOR US + 0.40%), 0.52%, 06/15/39(a)		823	817,909
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 0.32%, 12/15/39(a)		2,395	2,341,619
SLM Private Education Loan Trust
Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.82%, 10/15/41(a)(b)		3,805	4,243,065
Series 2014-A, Class B, 3.50%, 11/15/44(b)		2,405	2,410,816
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(b)		2,365	2,464,361
Series 2016-B, Class A2A, 2.43%, 02/17/32(b)		2,093	2,144,145
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.00%, 09/15/34(a)(b)		2,689	2,707,765
Series 2017-B, Class A2A, 2.82%, 10/15/35(b)		1,334	1,381,001
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 0.85%, 10/15/35(a)(b)		2,191	2,199,329
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 0.90%, 02/15/36(a)(b)		4,045	4,058,361
Series 2019-B, Class A2A, 2.84%, 06/15/37(b)		4,501	4,694,348
Series 2021-A, Class B, 2.31%, 01/15/53(b)		1,120	1,135,295
Series 2021-A, Class C, 2.99%, 01/15/53(b)		2,760	2,782,461
Series 2021-A, Class D1, 3.86%, 01/15/53(b)		1,480	1,472,708
Series 2021-A, Class D2, 3.86%, 01/15/53(b)		800	799,231
Series 2021-B, Class A, 1.31%, 07/17/51(b)		4,790	4,771,166
Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 0.89%, 01/15/53(a)(b)		1,770	1,769,999
Series 2021-C, Class APT1, 1.39%, 01/15/53(b)		2,430	2,421,834
Series 2021-C, Class B, 2.30%, 01/15/53(b)		840	837,371
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(b)		934	957,227
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(b)(c)(d)		3,550	3,549,544

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.25%, 01/26/31(a)(b)	USD	250	$ 249,999
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.07%, 01/23/29(a)(b)		4,175	4,171,271
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34(a)(b)(c)		2,240	2,240,000
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.54%, 01/25/32(a)(b)		1,000	1,002,469
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.89%, 01/25/35(a)		113	109,127
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(b)		2,692	2,719,124
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.43%, 10/15/30(a)(b)		250	250,010
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1 mo. LIBOR US + 1.50%), 1.59%, 11/25/34(a)		278	280,558
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A1, (1 mo. LIBOR US + 0.16%), 0.25%, 09/25/36(a)		2,288	1,782,839
Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.60%), 0.69%, 01/25/37(a)(b)		1,600	1,230,858
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(b)		2,101	2,256,505
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.14%, 04/16/31(a)(b)		500	499,765
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.33%, 10/15/31(a)(b)		300	300,075
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.06%, 04/15/28(a)(b)		855	854,813
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 1.19%, 04/20/33(a)(b)		689	688,808
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 1.12%, 11/18/30(a)(b)		1,000	998,262
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.23%, 07/15/28(a)(b)		1,252	1,252,245
TICP CLO IX Ltd., Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 1.79%, 01/20/31(a)(b)		250	250,118
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.30%, 01/15/34(a)(b)		4,250	4,242,809
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.68%, 01/15/34(a)(b)		320	315,405
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.23%, 04/15/33(a)(b)		600	602,150
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 1.29%, 01/15/31(a)(b)		250	249,818
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO XIV Ltd., Series 2019-14A, Class A1A, (3 mo. LIBOR US + 1.34%), 1.53%, 10/20/32(a)(b)	USD	400	$ 400,361
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.47%, 04/20/33(a)(b)		750	751,847
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 1.09%, 05/25/58(a)(b)		2,245	2,261,669
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(b)		5,000	5,020,619
TRESTLES CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.93%, 04/25/32(a)(b)		650	649,979
Tricon American Homes Trust
Series 2017-SFR1, Class F, 5.15%, 09/17/34(b)		4,781	4,840,067
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		2,000	2,090,065
Series 2019-SFR1, Class E, 3.40%, 03/17/38(b)		2,000	2,043,098
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 1.53%, 10/18/31(a)(b)		250	250,004
Trinitas CLO IX Ltd., Series 2018-9A, Class B1, (3 mo. LIBOR US + 1.95%), 2.14%, 01/20/32(a)(b)		500	500,149
Upstart Pass-Through Trust
Series 2021-ST3, Class A, 2.00%, 05/20/27(b)		4,762	4,766,181
Series 2021-ST4, Class A, 2.00%, 07/20/27(b)(c)		980	979,625
Series 2021-ST5, Class A, 2.00%, 07/20/27(b)		4,750	4,745,897
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.46%, 04/15/33(a)(b)		340	340,450
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.15%, 04/25/31(a)(b)		1,000	1,000,250
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 1.34%, 10/18/31(a)(b)		498	498,394
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 1.14%, 07/23/27(a)(b)		834	833,688
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.38%, 10/20/31(a)(b)		500	500,139
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.07%, 04/17/30(a)(b)(c)		250	249,825
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/34(a)(b)(c)		1,000	1,000,000
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.31%, 10/15/30(a)(b)		1,250	1,250,234
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 1.49%, 04/19/31(a)(b)		250	248,166
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.00%), 1.18%, 07/15/31(a)(b)		250	250,094
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1 mo. LIBOR US + 0.16%), 0.25%, 08/25/36(a)		10,168	9,642,947
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.27%, 09/25/36(a)		236	97,318
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(a)		1,652	1,422,398
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.34%, 01/17/31(a)(b)		1,525	1,525,502

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO-2 Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.33%, 01/22/31(a)(b)	USD	1,220	$ 1,219,633
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.83%, 01/22/31(a)(b)		1,000	964,843
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.44%, 10/20/29(a)(b)		1,000	1,000,199
Total Asset-Backed Securities — 47.6% (Cost: $911,561,092)			908,930,718
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(c)(e)(f)(g)		500	—
0.00%(c)(e)(f)(g)		250	—
			—
Insurance — 0.2%
Ambac Assurance Corp., 5.10%(b)(g)		58	80,984
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(b)		209	209,453
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 4.64%, 07/06/26(a)(b)		2,385	2,381,823
			2,672,260
Total Corporate Bonds — 0.2% (Cost: $2,645,818)			2,672,260
Floating Rate Loan Interests(c)
Distributors — 0.5%
Amazon Logistics, Term Loan, (1 mo. LIBOR US + 2.95%, 0.25% Floor), 3.20%, 10/09/23		9,996	9,995,514
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc.
Advances, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.34%, 07/24/24		807	805,255
Advances, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.09%, 07/24/24		1,200	1,197,000
			2,002,255
Total Floating Rate Loan Interests — 0.6% (Cost: $12,001,697)			11,997,769
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 11.9%
Ajax Mortgage Loan Trust
Series 2020-C, Class A, 2.25%, 09/27/60(b)(d)		3,546	3,563,984
Series 2020-C, Class B, 5.00%, 09/27/60(b)(d)		250	250,362
Series 2020-C, Class C, 0.00%, 09/27/60(b)		849	768,744
Series 2021-C, Class A, 2.12%, 01/25/61(b)(c)(d)		4,901	4,948,755
Series 2021-C, Class B, 3.72%, 01/25/61(b)(d)		817	814,627
Series 2021-C, Class C, 0.00%, 01/25/61(b)		2,094	1,467,093
Series 2021-F, Class A, 1.88%, 12/27/60(b)(d)		18,724	18,666,996
Series 2021-F, Class B, 3.75%, 12/27/60(b)(d)		1,945	1,942,588
Series 2021-F, Class C, 0.00%, 12/27/60(b)		3,648	3,115,761
Series 2021-G, Class A, 1.98%, 06/25/61(a)(b)		12,563	12,485,145
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)		1,305	1,295,730
Series 2021-G, Class C, 0.00%, 06/25/61(b)		2,447	2,255,839
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.30%, 10/25/46(a)	USD	108	$ 70,801
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.04%, 11/25/46(a)		997	422,526
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 0.82%, 02/25/47(a)		36	20,210
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)		405	406,262
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class A1, 3.63%, 03/25/49(a)(b)		1,306	1,321,177
Series 2019-2, Class B2, 6.29%, 03/25/49(a)(b)		716	735,516
APS Resecuritization Trust
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 2.94%, 09/27/46(a)(b)		299	299,530
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.69%, 04/27/47(a)(b)		38	37,572
ARI Investments LLC, Series 2017-1, Class A, 4.61%, 01/06/25(c)		526	522,435
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 0.89%, 05/25/46(a)		733	579,810
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		331	92,274
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		407	392,340
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		1,335	1,306,261
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 3.06%, 07/26/36(a)(b)		1,842	1,857,650
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(d)		196	171,019
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.37%, 08/25/36(a)		804	792,569
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.26%, 03/25/37(a)		265	249,809
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.30%, 06/25/37(a)		24	23,655
Central Park Funding Trust, Series 2021-2, Class PT, (1 mo. LIBOR US + 3.00%), 3.10%, 10/27/22(a)(b)		983	982,862
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		10,016	6,305,061
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		2,501	2,270,322
Series 2008-2, Class 1A1, 6.50%, 06/25/38		395	352,383
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class B1, 3.97%, 07/25/49(a)(b)		1,133	1,148,895
Series 2019-IMC1, Class B2, 5.41%, 07/25/49(a)(b)		3,171	3,265,606
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		2,784	2,887,823
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		2,364	2,401,818
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.44%, 06/25/35(a)		1,285	1,079,631

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 0.73%, 11/20/35(a)	USD	595	$ 550,389
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.69%, 01/25/36(a)		425	406,496
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.12%, 02/25/36(a)		551	522,361
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		831	596,306
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 0.55%, 11/25/36(a)		160	149,339
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.59%, 07/25/46(a)		2,138	1,989,283
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,294	853,615
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		192	128,094
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 0.96%, 03/25/47(a)		247	216,445
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.40%), 1.49%, 08/25/35(a)		1,137	939,078
Series 2007-15, Class 2A2, 6.50%, 09/25/37		707	406,146
Series 2007-HYB1, Class 3A1, 2.95%, 03/25/37(a)		2,271	2,115,714
Credit Suisse Commercial Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(a)		2,086	1,679,705
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.21%, 08/27/36(a)(b)		127	117,969
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	3,303,615
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		39	21,758
Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(b)		11,111	11,107,735
Deephaven Residential Mortgage Trust, Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,628,102
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(a)		21	20,356
GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,640,848
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.12%, 03/25/36(a)		26	25,804
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		1,028	1,031,506
Series 2020-PJ2, Class B4, 3.60%, 07/25/50(a)(b)		1,065	1,085,230
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 0.44%, 03/25/35(a)(b)		71	66,038
Series 2005-RP3, Class 2A1, 3.52%, 09/25/35(a)(b)		4,134	4,039,008
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 0.44%, 01/25/36(a)(b)		57	47,151
Series 2006-RP2, Class 2A1, 3.74%, 04/25/36(a)(b)		2,995	2,908,165
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 2.36%, 04/25/36(a)		2,180	1,741,270
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)	USD	3,640	$ 3,838,184
IndyMac Index Mortgage Loan Trust
Series 2007-AR19, Class 3A1, 3.12%, 09/25/37(a)		285	199,903
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.33%, 08/25/37(a)		3,896	3,627,053
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(d)		4,264	4,077,170
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 2.65%, 07/25/35(a)		424	424,843
Series 2020-5, Class B3, 3.68%, 12/25/50(a)(b)		3,923	4,046,400
Legacy Mortgage Asset Trust, Series 2020-SL1, Class A, 2.73%, 01/25/60(b)(d)		597	601,708
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.24%, 12/25/37(a)		39	39,894
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(b)		6,000	6,028,921
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 2.50%), 2.59%, 04/01/24(a)(b)		3,054	3,039,352
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.23%, 05/25/36(a)(b)		1,419	1,309,162
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		1,132	1,040,003
MCM Trust
Series 2018-NPL1, Class B, 0.00%, 05/28/58(b)		671	303,687
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)		918	468,163
Mello Warehouse Securitization Trust
Series 2020-2, Class F, (1 mo. LIBOR US + 3.25%), 3.34%, 11/25/53(a)(b)		2,000	2,002,017
Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 2.84%, 04/25/55(a)(b)		3,800	3,804,524
MFA Trust, Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)		700	700,216
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.43%, 04/16/36(a)(b)		297	274,596
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		2,176	2,289,563
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.51%, 06/25/37(a)		742	631,625
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(b)		8,866	8,917,857
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(b)		1,212	1,234,415
Preston Ridge Partners Mortgage LLC, Series 2021-4, Class A1, 1.87%, 04/25/26(b)(d)		4,909	4,901,384
RALI Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.32%), 0.41%, 01/25/37(a)		2,562	2,461,695
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.52%, 02/25/50(a)(b)		980	999,352
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.43%, 06/25/35(a)(b)		107	102,418
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.49%, 09/25/35(a)(b)		723	643,007
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		2,900	3,029,329
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,918,938

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, 2.50%, 11/25/55(b)	USD	2,688	$ 2,696,712
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.51%, 05/25/46(a)		41	36,351
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 0.44%, 06/25/35(a)(b)		1,016	907,131
Series 2005-RF5, Class 2A, 3.50%, 07/25/35(a)(b)		2,785	2,775,241
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		1,380	1,047,214
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 2.11%, 06/25/46(a)		1,381	1,178,146
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(d)		5,000	5,061,593
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(b)		800	811,469
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(b)		2,600	2,728,596
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,990,864
Series 2021-R1, Class M1, 2.34%, 10/25/63(b)		3,250	3,264,825
Vista Point Securitization Trust, Series 2020-1, Class B1, 5.38%, 03/25/65(a)(b)		1,000	1,046,756
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A6, (1 mo. LIBOR US + 0.55%), 0.64%, 11/25/35(a)		461	320,994
Series 2005-9, Class 5A9, 5.50%, 11/25/35		190	175,591
Series 2006-4, Class 1A1, 6.00%, 04/25/36		249	252,063
Series 2006-4, Class 3A1, 6.50%, 05/25/36(d)		127	126,385
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.50%), 0.59%, 02/25/36(a)		1,553	1,335,893
Series 2006-AR5, Class A1A, (12 mo. Federal Reserve Cumulative Average US + 0.99%), 1.11%, 06/25/46(a)		232	226,050
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.16%), 0.25%, 02/25/37(a)		748	671,113
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.59%, 05/25/47(a)		2,798	2,612,547
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 0.87%, 06/25/47(a)		625	594,213
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 2.94%, 10/25/36(a)		1,359	1,343,582
Western Alliance CLN, Series 2021-CL1, Class M, 5.65%, 12/28/24(b)		8,540	8,540,000
			226,607,675
Commercial Mortgage-Backed Securities — 30.4%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(b)		5,000	5,483,697
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(b)		3,000	3,223,494
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		1,151	1,120,968
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 0.95%, 09/15/34(a)(b)		5,000	5,000,002
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.19%, 09/15/34(a)(b)	USD	1,705	$ 1,683,583
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		12,919	12,940,156
AOA Mortgage Trust, Series 2015-1177, Class D, 3.11%, 12/13/29(a)(b)		1,849	1,839,524
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.17%, 04/15/35(a)(b)		644	641,539
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 1.12%, 09/15/32(a)(b)		2,000	2,001,252
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(b)		1,294	1,326,637
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 0.97%, 11/15/32(a)(b)		2,470	2,423,345
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.07%, 11/15/32(a)(b)		1,090	905,605
Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class AS, (1 mo. LIBOR US + 1.20%), 1.27%, 08/15/32(a)(b)		3,033	3,032,289
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	3,236,975
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	4,145,836
Series 2021-BN32, Class A5, 2.64%, 04/15/54		3,260	3,428,475
Series 2021-BN33, Class A5, 2.56%, 05/15/64		4,440	4,634,932
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		3,510	3,961,968
Series 2019-C3, Class D, 3.00%, 05/15/52(b)		3,014	2,914,728
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.41%), 0.50%, 04/25/36(a)(b)		8,909	8,396,402
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.63%, 04/25/36(a)(b)		20	18,946
Series 2006-4A, Class A2, (1 mo. LIBOR US + 0.41%), 0.50%, 12/25/36(a)(b)		1,944	1,838,634
Series 2006-SP2, Class A, (1 mo. LIBOR US + 0.28%), 0.37%, 01/25/37(a)(b)		1,943	1,878,297
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 0.36%, 03/25/37(a)(b)		9,417	8,915,120
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.36%, 07/25/37(a)(b)		43	40,603
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.54%, 09/25/37(a)(b)		3,417	3,238,369
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.00%), 1.09%, 10/25/37(a)(b)		316	316,259
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.59%, 12/25/37(a)(b)		4,500	4,320,211
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)		1,000	877,483
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.80%, 03/15/37(a)(b)		5,000	4,968,830
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.52%, 03/15/37(a)(b)		1,100	1,068,539
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		445	472,434

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 02/11/41(a)	USD	428	$ 425,565
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.17%, 04/15/36(a)(b)		278	278,444
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.42%, 04/15/36(a)(b)		337	337,538
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 1.67%, 04/15/36(a)(b)		324	324,518
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.17%, 04/15/36(a)(b)		278	278,444
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 2.97%, 04/15/36(a)(b)		262	262,654
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 3.87%, 04/15/36(a)(b)		293	293,732
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 4.98%, 04/15/36(a)(b)		216	216,540
Benchmark Mortgage Trust
Series 2018-B5, Class C, 4.76%, 07/15/51(a)		3,162	3,567,895
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(b)		349	375,030
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	5,101,074
Series 2019-B15, Class B, 3.56%, 12/15/72		1,921	2,070,900
Series 2020-B19, Class A5, 1.85%, 09/15/53		3,300	3,259,615
Series 2020-B21, Class A5, 1.98%, 12/17/53		2,790	2,775,612
Series 2021-B24, Class A5, 2.58%, 03/15/54		3,000	3,136,988
Series 2021-B25, Class A5, 2.58%, 04/15/54		2,530	2,646,197
Series 2021-B26, Class A5, 2.61%, 06/15/54		4,000	4,196,028
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.77%, 10/15/35(a)(b)		2,000	2,017,652
BHMS
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.32%, 07/15/35(a)(b)		2,850	2,851,690
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 1.97%, 07/15/35(a)(b)		2,600	2,599,953
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		1,696	1,815,002
Series 2013-1515, Class C, 3.45%, 03/10/33(b)		250	262,341
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, (1 mo. LIBOR US + 0.67%), 0.74%, 03/15/37(a)(b)		2,500	2,503,243
Series 2018-BIOA, Class B, (1 mo. LIBOR US + 0.87%), 0.94%, 03/15/37(a)(b)		2,500	2,503,195
Series 2018-BIOA, Class D, (1 mo. LIBOR US + 1.32%), 1.39%, 03/15/37(a)(b)		410	410,505
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.02%, 03/15/37(a)(b)		3,703	3,707,561
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.07%, 11/15/35(a)(b)		700	701,304
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 0.99%, 10/15/36(a)(b)		2,847	2,850,780
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.52%, 10/15/36(a)(b)		2,716	2,718,433
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.37%, 10/15/36(a)(b)		4,526	4,527,753
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.72%, 10/15/36(a)(b)		6,835	6,841,251
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 12/15/36(a)(b)		4,852	4,858,523
Series 2020-BXLP, Class D, (1 mo. LIBOR US + 1.25%), 1.32%, 12/15/36(a)(b)		1,873	1,873,042
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.07%, 12/15/36(a)(b)	USD	3,311	$ 3,311,304
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.67%, 11/15/32(a)(b)		1,965	1,973,440
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)		2,204	2,331,644
Series 2020-VIVA, Class D, 3.67%, 03/11/44(a)(b)		3,000	3,094,018
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.82%, 10/15/37(a)(b)		2,000	2,004,050
Series 2021-MC, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/34(a)(b)		1,793	1,761,120
Series 2021-MC, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 04/15/34(a)(b)		1,875	1,824,281
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 0.98%, 02/15/33(a)(b)(c)		1,269	1,269,000
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.22%, 02/15/33(a)(b)(c)		744	744,000
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.32%, 02/15/33(a)(b)(c)		491	491,000
Series 2021-VINO, Class A, (1 mo. LIBOR US + 0.65%), 0.73%, 05/15/38(a)(b)		4,950	4,948,515
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 2.88%, 05/15/38(a)(b)		7,100	7,099,999
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 2.07%, 11/15/32(a)(b)		3,000	2,999,998
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		3,757	4,047,277
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 2.90%, 06/15/38(a)(b)		6,030	6,041,464
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 3.85%, 06/15/38(a)(b)		4,750	4,759,014
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 3.75%, 06/15/23(a)(b)		7,397	7,396,982
BXP Trust, Series 2017-GM, Class B, 3.54%, 06/13/39(a)(b)		265	286,111
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.82%, 12/15/37(a)(b)		1,000	1,001,550
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.22%, 12/15/37(a)(b)		2,269	2,273,233
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		5,000	5,179,036
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.01%, 05/10/58(a)		130	143,721
Series 2018-TAN, Class A, 4.24%, 02/15/33(b)		1,000	1,038,552
Series 2018-TAN, Class B, 4.69%, 02/15/33(b)		1,081	1,119,498
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,050	1,090,499
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)		2,500	2,794,052
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,500	2,664,463
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.00%, 11/15/36(a)(b)		230	230,214
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(b)		100	102,517
Series 2015-GC27, Class C, 4.57%, 02/10/48(a)		491	519,948
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,849,078
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(b)		259	196,080

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	USD	6,000	$ 6,653,634
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(b)		3,000	3,084,465
Series 2019-SMRT, Class A, 4.15%, 01/10/36(b)		2,000	2,147,682
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(b)		3,000	3,192,013
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 0.97%, 11/15/37(a)(b)		4,915	4,940,348
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.84%, 11/15/37(a)(b)		1,966	1,974,610
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		924	919,597
Series 2013-GAM, Class B, 3.53%, 02/10/28(a)(b)		1,500	1,465,866
Series 2013-WWP, Class D, 3.90%, 03/10/31(b)		110	115,555
Series 2014-CR15, Class A2, 2.93%, 02/10/47		132	131,242
Series 2015-CR22, Class A2, 2.86%, 03/10/48		893	894,742
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	2,170,134
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,866,067
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		87	84,524
Series 2015-PC1, Class B, 4.46%, 07/10/50(a)		3,175	3,455,218
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(b)		500	484,330
Series 2021-LBA, Class A, (1 mo. LIBOR US + 0.69%), 0.76%, 03/15/38(a)(b)		5,210	5,214,844
Credit Suisse Commercial Mortgage Trust
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.02%, 12/15/30(a)(b)		240	238,596
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.94%, 10/15/37(a)(b)		2,000	2,032,897
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 1.05%, 05/15/36(a)(b)		4,760	4,772,723
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 1.30%, 05/15/36(a)(b)		4,810	4,816,026
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.22%, 05/15/36(a)(b)		2,860	2,865,385
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 2.72%, 05/15/36(a)(b)		8,337	8,352,879
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, 5.10%, 01/15/49(a)		10	10,683
Series 2018-C14, Class A4, 4.42%, 11/15/51(a)		4,219	4,897,651
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		35	31,390
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	2,184,599
Series 2019-C16, Class C, 4.24%, 06/15/52(a)		1,622	1,694,500
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		409	366,288
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1 mo. LIBOR US + 0.65%), 0.87%, 06/15/33(a)(b)		5,000	4,999,980
Series 2018-BIOD, Class A, (1 mo. LIBOR US + 0.80%), 0.88%, 05/15/35(a)(b)		4,641	4,648,249
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.37%, 05/15/35(a)(b)		3,248	3,253,137
Series 2018-BIOD, Class G, (1 mo. LIBOR US + 2.50%), 2.57%, 05/15/35(a)(b)		435	434,404
Series 2019-1735, Class F, 4.33%, 04/10/37(a)(b)		160	134,189
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,670	2,845,158
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(b)	USD	990	$ 1,032,385
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)		600	608,304
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.33%, 07/15/38(a)(b)		5,390	5,415,905
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 2.93%, 07/15/38(a)(b)		3,490	3,509,835
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 3.78%, 07/15/38(a)(b)		3,640	3,661,944
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)		2,150	2,402,128
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		4,100	3,952,086
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(b)		2,905	3,111,710
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 02/15/38(a)(b)		2,730	2,733,248
Grace Trust, Series 2020-GRCE, Class F, 2.77%, 12/10/40(a)(b)		2,000	1,779,585
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)		4,100	4,698,692
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.27%, 06/15/38(a)(b)		1,461	1,463,715
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.57%, 07/10/48(a)		410	439,218
Series 2015-GC32, Class D, 3.35%, 07/10/48		53	50,909
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	2,197,443
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,795,510
Series 2019-GSA1, Class C, 3.93%, 11/10/52(a)		5,000	5,310,056
GSCG Trust
Series 2019-600C, Class A, 2.94%, 09/06/34(b)		5,000	5,234,747
Series 2019-600C, Class F, 4.12%, 09/06/34(a)(b)		2,000	1,958,410
Harvest Commercial Capital Loan Trust, Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	659,754
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(b)		2,000	2,064,165
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(b)		1,190	1,175,779
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	2,125,796
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.89%, 01/15/49(a)		315	344,101
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,870,230
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		2,371	2,527,876
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 3.97%, 06/15/32(a)(b)		330	328,571
Series 2017-JP5, Class D, 4.77%, 03/15/50(a)(b)		769	785,926
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.91%), 2.56%, 06/15/35(a)(b)		4,845	4,858,599
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)(b)		223	227,363
Series 2019-COR5, Class C, 3.75%, 06/13/52		1,030	1,074,251

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.07%, 07/15/36(a)(b)	USD	1,000	$ 988,591
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.84%, 10/15/33(a)(b)		700	702,407
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.52%, 04/15/38(a)(b)		1,000	1,002,178
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.87%, 05/15/36(a)(b)		1,159	1,159,354
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.34%, 03/25/37(a)(b)		123	119,528
Series 2007-2A, Class M1, (1 mo. LIBOR US + 0.40%), 0.49%, 06/25/37(a)(b)		1,300	1,237,470
Series 2007-3A, Class M2, (1 mo. LIBOR US + 2.00%), 2.09%, 10/25/37(a)(b)		3,340	2,854,115
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 0.77%, 03/15/38(a)(b)		1,980	1,982,381
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 04/15/38(a)(b)		1,950	1,951,221
Series 2021-MHC2, Class A, (1 mo. LIBOR US + 0.85%), 0.92%, 05/15/23(a)(b)		5,000	5,009,484
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(b)		233	235,488
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,588,881
Series 2015-C26, Class C, 4.54%, 10/15/48(a)		1,000	1,071,731
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		156	152,397
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,179,011
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)		2,000	2,174,645
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.70%), 0.77%, 11/15/34(a)(b)		4,330	4,331,364
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.67%, 11/15/34(a)(b)		843	842,370
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,631,613
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		829	881,967
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		1,010	851,319
Series 2017-HR2, Class D, 2.73%, 12/15/50(c)		160	136,000
Series 2018-H3, Class C, 5.01%, 07/15/51(a)		450	509,690
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,643	2,432,727
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.65%), 1.72%, 07/15/35(a)(b)		1,000	998,414
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.62%, 07/15/35(a)(b)		335	333,523
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	2,072,397
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	5,310,015
Series 2019-H7, Class D, 3.00%, 07/15/52(b)		3,000	2,729,486
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(b)		5,400	5,830,551
MSCG Trust, Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 2.22%, 10/15/37(a)(b)		3,890	3,892,395
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(b)		1,850	2,034,926
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.42%, 06/15/35(a)(b)		598	589,436
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(b)	USD	4,200	$ 4,545,394
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(b)		1,080	1,072,147
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		498	448,831
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)		3,442	3,564,057
Prima Capital CRE Securitization Ltd., Series 2020-8A, Class C, 3.00%, 12/01/70(b)(c)		4,544	4,221,830
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class A, (1 mo. LIBOR US + 1.00%), 1.09%, 04/25/38(a)(b)		3,100	3,100,992
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		2,000	2,104,115
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		2,000	1,912,768
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(b)		8,300	8,645,603
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.10%, 06/15/26(a)(b)		1,700	1,699,997
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.95%, 06/15/26(a)(b)		1,700	1,699,995
TTAN, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.85%), 0.92%, 03/15/38(a)(b)		2,000	2,001,868
U.S., Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		1,010	869,787
Velocity Commercial Capital Loan Trust
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		2,859	2,901,602
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		1,126	1,138,107
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		3,259	3,292,788
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		2,495	2,485,217
VMC Finance LLC, Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.10%), 1.18%, 06/16/36(a)(b)		8,110	8,122,711
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D, 5.15%, 01/15/59(a)		590	634,194
Series 2017-C39, Class B, 4.03%, 09/15/50		2,000	2,192,851
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	3,221,879
Series 2017-C39, Class D, 4.49%, 09/15/50(a)(b)		750	708,358
Series 2017-C41, Class B, 4.19%, 11/15/50(a)		2,000	2,155,905
Series 2017-C42, Class B, 4.00%, 12/15/50(a)		500	550,643
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 0.92%, 12/13/31(a)(b)		846	833,879
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		5,000	5,562,465
Series 2018-C44, Class A5, 4.21%, 05/15/51		5,198	5,980,106
Series 2018-C44, Class C, 5.00%, 05/15/51(a)		1,484	1,558,492
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		317	280,963
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	4,290,086
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	3,198,999
Series 2019-C49, Class C, 4.87%, 03/15/52(a)		1,500	1,693,598
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	3,523,068
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	1,048,902
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.16%, 02/15/37(a)(b)		1,000	969,892
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.81%, 02/15/37(a)(b)		1,600	1,519,716
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	5,141,935
Series 2021-C59, Class A5, 2.63%, 04/15/54		4,990	5,244,724
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 1.27%, 05/15/31(a)(b)		4,660	4,671,679
			580,868,856

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.2%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.81%, 02/25/38(a)(b)	USD	10,756	$ 3,235,971
Interest Only Commercial Mortgage-Backed Securities — 1.6%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.44%, 02/15/50(a)(b)		10,000	598,600
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(b)		95,950	960
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(b)		56,050	561
BANK
Series 2019-BN22, Class XA, 0.72%, 11/15/62(a)		38,949	1,695,699
Series 2019-BN22, Class XB, 0.24%, 11/15/62(a)		85,561	1,048,122
Series 2020-BN28, Class XB, 1.09%, 03/15/63(a)		29,820	2,459,044
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(b)		12,500	147,125
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.20%, 08/15/52(a)		38,422	2,376,428
Series 2019-B9, Class XA, 1.21%, 03/15/52(a)		15,889	1,066,392
Series 2020-B17, Class XB, 0.65%, 03/15/53(a)(c)		17,599	683,691
Series 2020-B19, Class XA, 1.89%, 09/15/53(a)		24,005	2,655,669
Series 2021-B23, Class XA, 1.39%, 02/15/54(a)		18,457	1,752,424
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.00%, 11/15/35(a)(b)		295,739	6,003
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(b)(c)		62,648	1,190,307
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/36(a)(b)		80,300	1,012,728
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.77%, 08/15/57(a)		40,908	1,676,187
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.72%, 06/15/52(a)		9,803	979,839
Series 2019-C17, Class XA, 1.51%, 09/15/52(a)		10,022	870,549
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)		11,214	540,515
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(b)		144,016	1,449,665
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	290,969
Series 2017-C5, Class XB, 0.46%, 03/15/50(a)		30,000	552,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	576,010
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.14%, 03/10/50(a)(b)		11,276	314,802
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.34%, 12/15/47(a)(b)		220	8,070
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.32%, 06/15/50(a)(b)		8,625	903,814
Series 2019-L2, Class XA, 1.19%, 03/15/52(a)		11,241	732,681
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39(a)(b)	USD	41,770	$ 1,511,055
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		28,100	600,497
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(a)(b)		110,000	114,400
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)		22,000	2
U.S., Series 2018-USDC, Class X, 0.47%, 05/13/38(a)(b)		103,122	2,353,791
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.63%, 10/15/52(a)		9,164	878,597
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.63%, 04/15/50(a)		7,000	119,270
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(a)(b)		1,000	54,040
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.18%, 08/15/47(a)		8,138	207,010
			31,427,816
Total Non-Agency Mortgage-Backed Securities — 44.1% (Cost: $836,044,489)			842,140,318
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.5%
Fannie Mae
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29(a)		95	97,572
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.09%, 05/25/30(a)		2,000	2,083,575
Freddie Mac
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.80%), 3.89%, 03/25/29(a)		1,873	1,939,872
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.54%, 10/25/29(a)		250	261,180
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.59%, 03/25/30(a)		2,494	2,549,064
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.89%, 07/25/30(a)		190	191,423
Series 2020-DNA6, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.02%, 12/25/50(a)(b)		2,000	2,015,009
Series 2021-DNA1, Class B1, (Secured Overnight Financing Rate (30-day) + 2.65%), 2.67%, 01/25/51(a)(b)		7,690	7,618,427
Series 2021-DNA2, Class B1, (Secured Overnight Financing Rate (30-day) + 3.40%), 3.42%, 08/25/33(a)(b)		5,000	5,148,926
Series 2021-HQA1, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.02%, 08/25/33(a)(b)		3,439	3,438,911
Series 2021-HQA2, Class B1, (Secured Overnight Financing Rate (30-day) + 3.15%), 3.17%, 12/25/33(a)(b)		3,625	3,652,203
			28,996,162
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac
Series K105, Class X1, 1.65%, 03/25/53(a)		9,991	1,144,014
Series K116, Class X1, 1.53%, 07/25/30(a)		23,974	2,640,765

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Freddie Mac
Series KL05, Class X1P, 1.02%, 06/25/29(a)	USD	12,845	$ 862,876
Ginnie Mae
Series 2016-36, Class IO, 0.73%, 08/16/57(a)		6,999	287,603
Series 2017-24, Class IO, 0.78%, 12/16/56(a)		25,919	1,166,320
			6,101,578
Mortgage-Backed Securities — 1.8%
Uniform Mortgage-Backed Securities, 2.50%, 07/01/51(h)		33,100	34,235,227
Total U.S. Government Sponsored Agency Securities — 3.7% (Cost: $70,366,107)			69,332,967
Total Long-Term Investments — 96.2% (Cost: $1,832,619,203)			1,835,074,032
	Shares
Short-Term Securities(i)
Money Market Funds — 7.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	147,836,471	147,836,471
Total Short-Term Securities — 7.7% (Cost: $147,836,471)		147,836,471
Total Investments Before TBA Sale Commitments — 103.9% (Cost: $1,980,455,674)		1,982,910,503
Security		Par (000)	Value
TBA Sale Commitments(h)
Mortgage-Backed Securities — (2.7)%
Uniform Mortgage-Backed Securities, 2.50%, 07/01/51 - 08/01/51	USD	50,660	$ (52,363,183)
Total TBA Sale Commitments — (2.7)% (Proceeds: $(52,252,522))			(52,363,183)
Total Investments — 101.2% (Cost: $1,928,203,152)			1,930,547,320
Liabilities in Excess of Other Assets — (1.2)%			(21,996,108)
Net Assets — 100.0%			$ 1,908,551,212
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 10,817	$ 4,666	$ 6,151
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	4,095	4,048	47
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	2,086	1,473	613
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	183	(723)	33	(756)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	443	(1,750)	(301)	(1,449)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	40	10,560	2,383	8,177
							$ 25,085	$ 12,302	$ 12,783

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	5,000	$ 11,330	$ (96,027)	$ 107,357
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,213	(93,725)	(142,852)	49,127
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,000	(77,267)	(190,914)	113,647
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(87,860)	(82,355)	(5,505)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(43,930)	(49,671)	5,741
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB-	USD	40	(10,560)	(2,972)	(7,588)
								$ (302,012)	$ (564,791)	$ 262,779
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 822,292,548	$ 86,638,170	$ 908,930,718
Corporate Bonds	—	2,672,260	—	2,672,260
Floating Rate Loan Interests	—	—	11,997,769	11,997,769
Non-Agency Mortgage-Backed Securities	—	827,933,298	14,207,020	842,140,318
U.S. Government Sponsored Agency Securities	—	69,332,967	—	69,332,967
Short-Term Securities
Money Market Funds	147,836,471	—	—	147,836,471
Liabilities
TBA Sale Commitments	—	(52,363,183)	—	(52,363,183)
	$ 147,836,471	$ 1,669,867,890	$ 112,842,959	$ 1,930,547,320
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 290,860	$ —	$ 290,860

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series A Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (15,298)	$ —	$ (15,298)
	$ —	$ 275,562	$ —	$ 275,562
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2021	$40,264,618	$—(a)	$5,682,886	$7,214,185	$53,161,689
Transfers into Level 3(b)	—	—	10,000,000	—	10,000,000
Transfers out of Level 3(c)	(4,438,765)	—	—	(2,169,062)	(6,607,827)
Accrued discounts/premiums	10,825	—	115	(44,922)	(33,982)
Net realized gain (loss)	54,308	—	8,415	3	62,726
Net change in unrealized appreciation (depreciation)(d)	162,250	—	10,116	115,910	278,160
Purchases	60,688,066	—	—	9,285,617	69,973,683
Sales	(10,103,132)	—	(3,703,763)	(194,711)	(14,001,606)
Closing Balance, as of June 30, 2021	$ 86,638,170	$ —(a)	$ 11,997,769	$ 14,207,020	$12,842,959
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021(b)	235,183	—	889	115,910	$ 351,982

(a)  Rounds to less than $1.
(b)  As of March 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(c)  As of March 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(d)  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
TBA	To-be-Announced